Consolidated Statements of Cash Flow - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net loss	$ (29,485)	$ (12,205)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3	3
Stock-based compensation	1,169	1,328
Amortization of intangible asset	1,256
Amortization of debt discounts and debt issuance costs	140
Deferred income tax expense (benefit)	1,599	(55)
Impairment/loss on investment in Antisense Therapeutics		550
Change in fair value of warrant liability	14,928
Changes in operating assets and liabilities:
Accounts payable	791	(1,488)
Accrued liabilities and other liabilities	509	2,124
Other assets	(1)	456
Prepaid expenses and other current assets	(198)	(8)
Net cash used in operating activities	(9,289)	(9,295)
Cash flows from investing activities:
Payments for acquisition	(7,500)
Net cash used in investing activities	(7,500)
Cash flows from financing activities:
Payment for amendment of long-term debt	(150)
Net cash used in financing activities	(150)
Effect of exchange rate changes on cash and cash equivalents		(21)
Net decrease in cash and cash equivalents	(16,939)	(9,316)
Cash and cash equivalents-beginning of period	66,837	51,623
Cash and cash equivalents-end of period	49,898	$ 42,307
Supplemental disclosures of cash flow information - Cash paid during the year for:
Income taxes other, net of refunds	255
Interest	$ 295